Loans Receivable and Other Lending Investments, net (Maturities of Company Securities) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Held-to-Maturity Securities, Amortized Cost Basis
Within one year	$ 0
After one year through 5 years	58,250
After 5 years through 10 years	0
After 10 years	0
Total	58,250
Held-to-Maturity Securities, Estimated Fair Value
Within one year	0
After one year through 5 years	61,003
After 5 years through 10 years	0
After 10 years	0
Total	61,003
Available-for-Sale Securities, Amortized Cost Basis
Within one year	0
After one year through 5 years	0
After 5 years through 10 years	0
After 10 years	21,240
Total	21,240
Available-for-Sale Securities, Estimated Fair Value
Within one year	0
After one year through 5 years	0
After 5 years through 10 years	0
After 10 years	21,666
Total	$ 21,666